COMMITMENTS	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 6   -   COMMITMENTS

Lease agreement

The Company leases office space for its headquarters and research and development facilities in Israel and the United States of America under several lease agreements. The lease agreements for the facilities in Israel are linked to the Israeli CPI and expire in December 2020. The lease agreement in the United States is due to expire during March 2018.

Rental expenses for the three and six months ended June 30, 2017 and June 30, 2016, are as follows:

	Six months ended June 30		Three months ended June 30
	2017	2016	2017	2016
Rental expenses	$277	$174	$168	$73

Future minimum lease commitments under non-cancelable operating lease agreements are as follows:

2017	368
2018	670
2019 and thereafter	1,299
Total	$2,337

The Company has a lien in the amount of $183 on the Company's marketable securities in respect of bank guarantees granted in order to secure the lease agreements.